CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 144,119	$ 531,537
Accounts receivable, net of allowance of $22,487 in 2017 and $22,398 in 2016	659,463	593,070
Prepaid expenses	111,876	111,569
Assets held for sale	0	55,602
Other current assets	58,714	39,199
Total Current Assets	974,172	1,330,977
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,180,882	1,196,676
Other property, plant and equipment, net	214,147	216,157
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles	977,152	960,966
Other intangibles, net	273,862	299,617
Goodwill	714,043	696,263
OTHER ASSETS
Due from iHeartCommunications, net of allowance of $855,648 in 2017 and $0 in 2016	211,990	885,701
Other assets	124,534	122,013
Total Assets	4,670,782	5,708,370
CURRENT LIABILITIES
Accounts payable	87,960	86,870
Accrued expenses	509,801	480,872
Total deferred income, current portion	59,178	67,005
Current portion of long-term debt	573	6,971
Total Current Liabilities	657,512	641,718
Long-term debt	5,266,153	5,110,020
Deferred tax liability	321,442	642,013
Other long-term liabilities	283,969	261,931
Commitments and contingent liabilities
STOCKHOLDERS’ DEFICIT
Noncontrolling interest	157,040	144,174
Preferred stock, $.01 par value, 150,000,000 shares authorized, no shares issued and outstanding	0	0
Additional paid-in capital	3,108,148	3,432,121
Accumulated deficit	(4,781,245)	(4,136,897)
Accumulated other comprehensive loss	(340,094)	(386,233)
Cost of shares (946,415 in 2017 and 633,851 in 2016) held in treasury	(5,793)	(4,106)
Total stockholders' equity (deficit)	(1,858,294)	(947,312)
Total Liabilities and Stockholders' Equity (Deficit)	4,670,782	5,708,370
Common Class A
STOCKHOLDERS’ DEFICIT
Common stock	500	479
Common Class B
STOCKHOLDERS’ DEFICIT
Common stock	$ 3,150	$ 3,150